Michael Clampitt, Senior Attorney
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:    Kohler Capital III, Corporation
       Registration Statement on Form 10-12G
       File No. 001-34880

December 16, 2010


Dear Mr. Clampitt:

		On November 15, 2010,  Kohler Capital III,
Corporation (the "Company") filed electronically with the Commission (Accession Number 0001231074-10-000004) a registration statement on Form 10-12G, relating to the registration under the Securities Exchange Act of 1934, as amended (the "Exchange Act "), of the Company's common stock.

On behalf of the Company, I herein respond to the comments of the staff, concerning the Registration Statement, as set forth in your letter to the Company, dated November 29, 2010. The responses herein are numbered to correspond to your comments.


General

1.	Please note the addition of the interim financial statements for the period ending September 30, 2010, pursuant to your comment and in accordance with Rule 8-08 of Regulation S-X.

2.	Please note that the references to small business issuers has been removed.


Item 1A. Risk Factors

3.	Please note that the language in the "Risk Factors" section has been revised pursuant to your request.


1. The majority control by the Company's Principal Shareholders, Officers and Directors may negatively impact the operation of the Company

4.	Please note that the statement in question has been corrected in the amended registration statement. The Company's three principal shareholders, one of whom is the Company's sole officer and director, collectively own approximately ninety-one (91%) percent of the Company's outstanding stock.


Item 4.  Security Ownership of Certain beneficial Owners and Management.

5.	Please note that the beneficial ownership table has been modified and now includes all three beneficial owners of 5% or more, pursuant to your comment and Item 403(a) of Regulation S-K.


Item 9. Market Price and Dividends on the Registrant's Common Equity and Other Shareholder Matters

Market Price

6.	Please note that all present-tense references to the NASD have been updated and now refer to FINRA.


Signatures

7.	Please note that the signature date is now current.


The Company acknowledges that:

-	the Company is responsible for the adequacy and accuracy of
the disclosure in this filing;

-	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

-	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


	Should you have any questions with regard to this filing or any issues relating hereto, please contact the undersigned at
(920)-207-7772.  Thank you for your attention to this matter.


                                  Very Truly Yours,



                                  Gerard Werner
                                  Kohler Capital III, Corporation